Allowance for Credit Losses (Tables)	3 Months Ended
Mar. 31, 2023
Credit Loss [Abstract]
Summary of Expected Credit Allowance Activity

The following table summarizes the expected credit allowance activity for settlement receivables, net; accounts receivable, net; and financial guarantee contracts and other, for the three months ended March 31, 2023:

	Accounts receivable, net	Settlement receivables, net (2)	Financial guarantee contracts and other	Total allowance for current expected credit losses
Balance at December 31, 2022	10,558	5,398	12,066	28,022
Credit loss expense	5,148	220	(1,899)	3,469
Write-Offs	(6,225)	(1,039)	(50)	(7,314)
Other (1)	11	(30)	(3)	(22)
Balance at March 31, 2023	9,492	4,549	10,114	24,155

(1)
Other mainly relates to the impact of foreign exchange.
(2)
During the three months ended March 31, 2023, recoveries from freestanding credit enhancements related to Settlement receivables, net were $454 which are recorded in "Selling, general and administrative" in the unaudited condensed consolidated statement of comprehensive loss.